Carnival Corporation & Plc Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
OPERATING ACTIVITIES
Net income	$ 1,298	$ 1,912	$ 1,978
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	1,527	1,522	1,416
Ibero goodwill and trademark impairment charges	173
Share-based compensation	39	46	43
Losses and (gains) on fuel derivatives, net	7	(1)
Other, net	61	49	(15)
Changes in operating assets and liabilities
Receivables	(15)	(43)	106
Inventories	(16)	(54)	(12)
Insurance recoverables, prepaid expenses and other	148	18	(14)
Accounts payable	(24)	67	(36)
Claims reserves, accrued and other liabilities	(192)	(41)	81
Customer deposits	(7)	291	271
Net cash provided by operating activities	2,999	3,766	3,818
INVESTING ACTIVITIES
Additions to property and equipment	(2,332)	(2,696)	(3,579)
Insurance proceeds for the ship	508
Other, net	52	50	78
Net cash used in investing activities	(1,772)	(2,646)	(3,501)
FINANCING ACTIVITIES
(Repayments of) proceeds from short-term borrowings, net	(224)	(450)	626
Principal repayments of revolvers		(13)	(350)
Proceeds from revolvers		8	94
Principal repayments of other long-term debt	(1,052)	(1,237)	(1,842)
Proceeds from issuance of other long-term debt	946	1,696	1,280
Dividends paid	(779)	(671)	(237)
Purchases of treasury stock	(90)	(454)	(524)
Sales of treasury stock			545
Other, net	9	28	4
Net cash used in financing activities	(1,190)	(1,093)	(404)
Effect of exchange rate changes on cash and cash equivalents	(22)	(6)	(22)
Net increase (decrease) in cash and cash equivalents	15	21	(109)
Cash and cash equivalents at beginning of year	450	429	538
Cash and cash equivalents at end of year	$ 465	$ 450	$ 429